Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Typical Estimated Useful Lives of Property, Plant and Equipment

Typical estimated useful lives of the assets are as follows:

Typical estimated useful lives (years)
Buildings and structures	20~40
Machinery	4, 5
Furniture and fixtures	4
Equipment, tools and vehicles	2, 4, 12
Right-of-use assets	(*)

(*) The Group depreciates the right-of-use assets from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Typical Estimated Useful Lives of Intangible Assets

Typical estimated useful lives of the intangible assets are as follows:

Typical estimated useful lives (years)
Intellectual property rights	5, 10, (*1)
Software	4, (*1)
Technology	10
Development costs	(*2)
Condominium and golf club memberships	Indefinite

(*1) Patent royalty (included in intellectual property rights) and software license are amortized over the useful lives considering the contract period.

(*2) Capitalized development costs are amortized over the useful lives considering the life cycle of the developed products.